AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Financials – 25.0%
Banks – 17.3%
ABN AMRO Bank NV	123,059	$5,966,655
Barclays PLC	444,904	2,688,489
BNP Paribas SA	30,276	3,235,333
BPER Banca SpA	322,076	5,137,779
Danske Bank A/S	90,639	5,117,014
Erste Group Bank AG	33,682	4,599,523
Eurobank SA	743,949	4,127,229
Japan Post Bank Co., Ltd.	242,300	5,380,321
Resona Holdings, Inc.	479,500	7,680,422
UniCredit SpA	44,744	4,180,813

		48,113,578

Insurance – 7.7%
Aegon Ltd.	388,127	3,375,988
ASR Nederland NV	51,813	4,221,438
AXA SA	103,018	4,954,745
Beazley PLC	269,710	4,674,190
Prudential PLC	324,868	3,987,417

		21,213,778

		69,327,356

Industrials – 18.3%
Aerospace & Defense – 5.0%
Airbus SE	25,093	5,378,595
BAE Systems PLC	146,356	3,787,947
Melrose Industries PLC	755,502	4,736,538

		13,903,080

Building Products – 1.3%
Daikin Industries Ltd.(a)	26,900	3,601,157

Construction & Engineering – 1.1%
Vinci SA	25,409	3,069,233

Electrical Equipment – 1.1%
Mitsubishi Electric Corp.	97,000	3,213,381

Ground Transportation – 1.0%
Keisei Electric Railway Co., Ltd.(a)	336,700	2,849,838

Machinery – 3.5%
CNH Industrial NV	304,198	3,908,944
RENK Group AG	54,333	2,305,498
Weir PLC	96,151	3,424,363

		9,638,805

Passenger Airlines – 1.2%
Ryanair Holdings PLC	7,390	195,322
Ryanair Holdings PLC (Sponsored ADR)	55,969	3,078,855

		3,274,177

Professional Services – 4.1%
Bureau Veritas SA	121,337	3,678,171
Persol Holdings Co., Ltd.	1,729,800	3,100,354
RELX PLC	140,942	4,654,733

		11,433,258

		50,982,929

Consumer Discretionary – 12.3%
Automobile Components – 1.0%
Toyo Tire Corp.	112,700	2,766,061

Automobiles – 1.5%
Toyota Motor Corp.	233,400	4,276,325

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.4%
Accor SA	71,825	$3,704,592
Yum China Holdings, Inc.	73,005	3,000,505

		6,705,097

Household Durables – 2.7%
Sony Group Corp.	310,200	7,362,570

Specialty Retail – 3.4%
Industria de Diseno Textil SA	86,680	5,268,641
Sanrio Co., Ltd.	563,800	4,252,898

		9,521,539

Textiles, Apparel & Luxury Goods – 1.3%
Burberry Group PLC(b)	262,916	3,533,620

		34,165,212

Health Care – 9.7%
Health Care Equipment & Supplies – 1.5%
ResMed, Inc.	19,306	4,268,557

Life Sciences Tools & Services – 1.4%
ICON PLC(b)	22,569	3,836,504

Pharmaceuticals – 6.8%
Haleon PLC	789,447	3,520,616
Novo Nordisk A/S - Class B	110,438	4,181,736
Roche Holding AG	17,063	7,090,536
Takeda Pharmaceutical Co., Ltd.	112,400	4,111,387

		18,904,275

		27,009,336

Information Technology – 8.0%
Semiconductors & Semiconductor Equipment – 6.4%
Renesas Electronics Corp.	211,000	4,640,950
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	4,854,463
Tokyo Electron Ltd.	109,000	8,200,636

		17,696,049

Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co., Ltd.	22,633	4,442,866

		22,138,915

Materials – 6.1%
Chemicals – 1.2%
Arkema SA	1,085	67,953
Tosoh Corp.(a)	187,800	3,136,060

		3,204,013

Construction Materials – 1.2%
CRH PLC	41,073	3,400,845

Metals & Mining – 3.7%
Anglo American PLC	104,064	5,572,396
Norsk Hydro ASA	558,163	4,774,494

		10,346,890

		16,951,748

Communication Services – 5.9%
Diversified Telecommunication Services – 2.5%
Deutsche Telekom AG (REG)	133,949	3,954,138
Koninklijke KPN NV	668,156	3,000,655

		6,954,793

Entertainment – 0.9%
Toho Co., Ltd./Tokyo(a)	247,900	2,443,735

Media – 1.5%
Publicis Groupe SA	37,953	4,068,890

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.0%
Tele2 AB - Class B	175,152	$2,843,038

		16,310,456

Consumer Staples – 5.3%
Beverages – 1.7%
Anheuser-Busch InBev SA/NV	63,878	4,703,454

Consumer Staples Distribution & Retail – 1.3%
Tesco PLC	566,260	3,516,884

Food Products – 1.0%
Toyo Suisan Kaisha Ltd.(a)	45,600	2,771,331

Household Products – 1.3%
Reckitt Benckiser Group PLC	56,956	3,767,973

		14,759,642

Energy – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Santos Ltd.	656,204	3,931,949
Shell PLC	226,423	10,753,975

		14,685,924

Real Estate – 2.2%
Diversified REITs – 1.1%
Merlin Properties Socimi SA	224,773	3,024,376

Real Estate Management & Development – 1.1%
Mitsui Fudosan Co., Ltd.	332,100	3,078,621

		6,102,997

Utilities – 1.4%
Electric Utilities – 1.4%
Enel SpA	406,857	4,025,408

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $210,289,644)		276,459,923

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(c)(d)(e) (cost $4,306,767)	4,306,767	4,306,767

Total Investments – 101.0% (cost $214,596,411)(f)		280,766,690
Other assets less liabilities – (1.0)%		(2,904,156)

Net Assets – 100.0%		$277,862,534

Country Breakdown (% of Net Assets)

Japan	26.2%
United Kingdom	16.4
France	10.1
United States	8.0
Italy	6.0
Netherlands	4.7
Denmark	3.3
Spain	3.0
Switzerland	2.6
Germany	2.3
South Africa	2.0
Taiwan	1.7
Norway	1.7
Belgium	1.7
Others	9.8
Short-Term Investments	1.5
Other assets less liabilities	(1.0)

Total	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	584	USD	776	10/15/2026	$1,824
Bank of America NA	USD	3,380	GBP	2,499	10/15/2026	(66,444)
Bank of America NA	USD	5,412	JPY	858,251	10/21/2026	47,449
Bank of America NA	SEK	15,128	USD	1,585	11/18/2026	70,433
Bank of America NA	EUR	12,594	USD	14,698	11/19/2026	407,916
Bank of New York (The)	JPY	274,222	USD	1,733	10/21/2026	(11,533)
Barclays Capital, Inc.	AUD	8,035	USD	5,743	10/09/2026	163,628
Barclays Capital, Inc.	USD	2,590	GBP	1,918	10/15/2026	(46,136)
Barclays Capital, Inc.	JPY	1,903,244	USD	12,398	10/21/2026	289,661
Barclays Capital, Inc.	USD	982	JPY	154,330	10/21/2026	266
Barclays Capital, Inc.	CHF	594	USD	733	11/19/2026	18,500
BNP Paribas SA	BRL	10,707	USD	2,067	10/02/2026	(3,116)
BNP Paribas SA	USD	2,063	BRL	10,707	10/02/2026	6,537
Citibank NA	AUD	1,257	USD	898	10/09/2026	25,248
Citibank NA	USD	1,444	AUD	2,074	10/09/2026	(3,382)
Citibank NA	USD	635	KRW	926,683	10/13/2026	47,628
Citibank NA	GBP	1,353	USD	1,821	10/15/2026	27,479
Citibank NA	JPY	678,085	USD	4,384	10/21/2026	70,561
Citibank NA	USD	3,912	JPY	603,344	10/21/2026	(73,392)
Citibank NA	USD	774	NOK	7,207	11/18/2026	(25,695)
Deutsche Bank AG	GBP	8,975	USD	12,009	10/15/2026	108,077
Deutsche Bank AG	USD	983	GBP	729	10/15/2026	(16,388)
Deutsche Bank AG	USD	765	TWD	24,435	10/16/2026	(956)
Goldman Sachs Bank USA	BRL	8,082	USD	1,560	10/02/2026	(2,352)
Goldman Sachs Bank USA	USD	1,555	BRL	8,082	10/02/2026	7,783
Goldman Sachs Bank USA	GBP	694	USD	929	10/15/2026	8,675
Goldman Sachs Bank USA	JPY	157,670	USD	994	10/21/2026	(9,147)
Goldman Sachs Bank USA	USD	2,533	EUR	2,211	11/19/2026	(25,011)
HSBC Bank USA	USD	3,504	ILS	10,586	10/08/2026	(60,587)
HSBC Bank USA	USD	11,423	JPY	1,758,140	10/21/2026	(238,752)
HSBC Bank USA	EUR	798	USD	930	11/19/2026	24,550
JPMorgan Chase Bank	BRL	3,685	USD	714	10/02/2026	1,739
JPMorgan Chase Bank	USD	711	BRL	3,685	10/02/2026	1,073
JPMorgan Chase Bank	USD	906	GBP	670	10/15/2026	(17,790)
JPMorgan Chase Bank	JPY	152,234	USD	996	10/21/2026	27,108
Morgan Stanley Bank NA	BRL	15,104	USD	2,905	10/02/2026	(14,489)
Morgan Stanley Bank NA	USD	2,915	BRL	15,104	10/02/2026	4,396
Morgan Stanley Bank NA	USD	20,020	AUD	28,881	10/09/2026	34,404
Morgan Stanley Bank NA	USD	942	KRW	1,271,074	10/13/2026	(4,812)
Morgan Stanley Bank NA	GBP	2,897	USD	3,915	10/15/2026	73,641
Morgan Stanley Bank NA	USD	1,136	GBP	844	10/15/2026	(16,980)
Morgan Stanley Bank NA	CNH	13,575	USD	2,021	10/16/2026	(3,247)
Morgan Stanley Bank NA	TWD	179,408	USD	5,575	10/16/2026	(37,727)
Morgan Stanley Bank NA	USD	739	TWD	23,671	10/16/2026	1,196
Morgan Stanley Bank NA	JPY	681,702	USD	4,376	10/21/2026	39,650
Morgan Stanley Bank NA	USD	1,076	JPY	170,284	10/21/2026	7,206
Morgan Stanley Bank NA	USD	1,781	JPY	273,373	10/21/2026	(42,181)
Morgan Stanley Bank NA	USD	2,888	BRL	15,104	11/04/2026	13,887
Morgan Stanley Bank NA	NOK	33,779	USD	3,651	11/18/2026	143,801
Morgan Stanley Bank NA	USD	7,990	SEK	76,419	11/18/2026	(341,228)
Morgan Stanley Bank NA	EUR	883	USD	1,022	11/19/2026	19,665
Morgan Stanley Bank NA	USD	15,771	CHF	12,640	11/19/2026	(563,006)
Morgan Stanley Bank NA	USD	1,275	EUR	1,092	11/19/2026	(36,270)
Morgan Stanley Bank NA	USD	5,107	SGD	6,476	11/20/2026	(22,706)
NatWest Markets PLC	GBP	577	USD	771	10/15/2026	5,916
NatWest Markets PLC	USD	781	EUR	674	11/19/2026	(15,756)
Standard Chartered Bank	KRW	1,372,779	USD	968	10/13/2026	(43,440)
Standard Chartered Bank	USD	692	KRW	1,032,979	10/13/2026	69,049
Standard Chartered Bank	JPY	245,110	USD	1,579	10/21/2026	19,759
State Street Bank & Trust Co.	USD	768	NZD	1,346	10/09/2026	(9,755)
State Street Bank & Trust Co.	GBP	1,140	USD	1,528	10/15/2026	16,449
State Street Bank & Trust Co.	USD	887	GBP	669	10/15/2026	394
State Street Bank & Trust Co.	USD	783	GBP	580	10/15/2026	(14,816)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	273,373	USD	1,784	10/21/2026	$45,189
State Street Bank & Trust Co.	USD	29	JPY	4,429	10/21/2026	(586)
State Street Bank & Trust Co.	USD	843	EUR	738	11/19/2026	(4,973)
UBS	KRW	7,117,212	USD	4,742	10/13/2026	(503,877)
UBS	JPY	227,017	USD	1,463	10/21/2026	18,668
UBS	USD	756	CHF	618	11/19/2026	(11,923)

						$(419,048)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,073,132 and gross unrealized depreciation of investments was $8,321,901, resulting in net unrealized appreciation of $65,751,231.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$-0-	$69,327,356		$-0-	$69,327,356
Industrials	6,987,799	43,995,130		-0-	50,982,929
Consumer Discretionary	7,253,403	26,911,809		-0-	34,165,212
Health Care	8,105,061	18,904,275		-0-	27,009,336
Information Technology	-0-	22,138,915		-0-	22,138,915
Materials	3,400,845	13,550,903		-0-	16,951,748
Communication Services	-0-	16,310,456		-0-	16,310,456
Consumer Staples	-0-	14,759,642		-0-	14,759,642
Energy	-0-	14,685,924		-0-	14,685,924
Real Estate	-0-	6,102,997		-0-	6,102,997
Utilities	-0-	4,025,408		-0-	4,025,408
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,306,767	-0-		-0-	4,306,767

Total Investments in Securities	30,053,875	250,712,815	(a)	-0-	280,766,690
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	1,869,405		-0-	1,869,405
Liabilities:
Forward Currency Exchange Contracts	-0-	(2,288,453)		-0-	(2,288,453)

Total	$30,053,875	$250,293,767		$-0-	$280,347,642

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,750	$72,543	$86,293	$-0-	$169
AB Government Money Market Portfolio*	10,195	37,074	42,962	4,307	78
	$23,945	$109,617	$129,255	$4,307	$247

*	Investments of cash collateral for securities lending transactions.